Consolidated Statements of Changes in Stockholders' Equity - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock, at cost	Sony Corporation's stockholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2017	¥ 3,135,422	¥ 860,645	¥ 1,275,337	¥ 984,368	¥ (618,769)	¥ (4,335)	¥ 2,497,246	¥ 638,176
Issuance of new shares	976	488	488				976
Exercise of stock acquisition rights	9,065	4,533	4,532				9,065
Conversion of convertible bonds	24	12	12				24
Stock-based compensation	3,160		3,160				3,160
Comprehensive income:
Net income	547,279			490,794			490,794	56,485
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	1,070				(444)		(444)	1,514
Unrealized gains (losses) on derivative instruments	(1,184)				(1,184)		(1,184)
Pension liability adjustment	12,390				12,292		12,292	98
Foreign currency translation adjustments	(6,335)				(8,641)		(8,641)	2,306
Total comprehensive income	553,220						492,817	60,403
Stock issue costs, net of tax	(879)		(879)				(879)
Dividends declared	(49,136)			(34,775)			(34,775)	(14,361)
Purchase of treasury stock	(199)					(199)	(199)
Reissuance of treasury stock	4		0			4	4
Transactions with noncontrolling interests shareholders and other	(4,500)		(73)				(73)	(4,427)
Ending Balance at Mar. 31, 2018	3,647,157	865,678	1,282,577	1,440,387	(616,746)	(4,530)	2,967,366	679,791
Cumulative effect of newly adopted ASUs	(2,118)			7,976	(15,526)		(7,550)	5,432
Issuance of new shares	862	431	431				862
Exercise of stock acquisition rights	16,348	8,174	8,174				16,348
Conversion of convertible bonds	16	8	8				16
Stock-based compensation	1,159		1,159				1,159
Comprehensive income:
Net income	966,550			916,271			916,271	50,279
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	33,285				24,370		24,370	8,915
Unrealized gains (losses) on derivative instruments	1,223				1,223		1,223
Pension liability adjustment	(13,960)				(14,013)		(14,013)	53
Foreign currency translation adjustments	8,444				10,022		10,022	(1,578)
Total comprehensive income	995,542						937,873	57,669
Stock issue costs, net of tax	(147)		(147)				(147)
Dividends declared	(73,009)			(44,048)			(44,048)	(28,961)
Purchase of treasury stock	(100,177)					(100,177)	(100,177)
Reissuance of treasury stock	4		1			3	4
Transactions with noncontrolling interests shareholders and other	(48,947)		(25,329)				(25,329)	(23,618)
Ending Balance at Mar. 31, 2019	4,436,690	874,291	1,266,874	2,320,586	(610,670)	(104,704)	3,746,377	690,313
Cumulative effect of ASU 2016-02	(7,472)			(7,472)			(7,472)
Issuance of new shares	1,058	529	529				1,058
Exercise of stock acquisition rights	10,359	5,179	5,180				10,359
Conversion of convertible bonds	430	215	215				430
Stock-based compensation	1,980		1,980				1,980
Comprehensive income:
Net income	622,260			582,191			582,191	40,069
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	40,390				26,156		26,156	14,234
Unrealized gains (losses) on derivative instruments	1,267				1,267		1,267
Pension liability adjustment	74,971				74,937		74,937	34
Foreign currency translation adjustments	(75,888)				(74,643)		(74,643)	(1,245)
Debt valuation adjustments	3,032				1,973		1,973	1,059
Total comprehensive income	666,032						611,881	54,151
Stock issue costs, net of tax	(80)		(80)				(80)
Dividends declared	(80,996)			(55,111)			(55,111)	(25,885)
Purchase of treasury stock	(200,211)					(200,211)	(200,211)
Reissuance of treasury stock	2		0			2	2
Cancellation of treasury stock			(1,072)	(71,338)		72,410
Transactions with noncontrolling interests shareholders and other	(38,257)		16,093				16,093	(54,350)
Ending Balance at Mar. 31, 2020	¥ 4,789,535	¥ 880,214	¥ 1,289,719	¥ 2,768,856	¥ (580,980)	¥ (232,503)	¥ 4,125,306	¥ 664,229